Annual Fund Operating Expenses (Core Diversified Growth & Income Trust)	12 Months Ended
	May 01, 2011
Series I, Core Diversified Growth & Income Trust
Operating Expenses:
Share Class	Series I
Management fee	0.04%
Distribution and service (12b-1) fees	0.35%
Other Expenses	2.08%
Acquired Fund fees and expenses	0.43%	[1]
Total fund operating expenses	2.90%
Contractual expense reimbursement	(1.98%)	[2]
Net fund operating expenses	0.92%
Series II, Core Diversified Growth & Income Trust
Operating Expenses:
Share Class	Series II
Management fee	0.04%
Distribution and service (12b-1) fees	0.55%
Other Expenses	2.08%
Acquired Fund fees and expenses	0.43%	[1]
Total fund operating expenses	3.10%
Contractual expense reimbursement	(1.98%)	[2]
Net fund operating expenses	1.12%
Series III, Core Diversified Growth & Income Trust
Operating Expenses:
Share Class	Series III
Management fee	0.04%
Distribution and service (12b-1) fees	0.15%
Other Expenses	2.08%
Acquired Fund fees and expenses	0.43%	[1]
Total fund operating expenses	2.70%
Contractual expense reimbursement	(1.98%)	[2]
Net fund operating expenses	0.72%
Series NAV, Core Diversified Growth & Income Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.04%
Distribution and service (12b-1) fees	none
Other Expenses	2.08%
Acquired Fund fees and expenses	0.43%	[1]
Total fund operating expenses	2.55%
Contractual expense reimbursement	(1.98%)	[2]
Net fund operating expenses	0.57%

[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.